Schedule of Maturities of Long Term Debt (Details) - Boost Run Holdings LLC [Member] $ in Thousands	Sep. 30, 2025 USD ($)
Restructuring Cost and Reserve [Line Items]
2025 (remaining 3 months)
2026	250
2027	750
2028	4,000
Thereafter
Long Term Debt	$ 5,000